As filed with the Securities and Exchange Commission on August 28, 2007



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21715

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Lehman Brothers Institutional Liquidity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (ss) 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1- 5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (ss) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                    FORM N-Q
                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2007 (UNAUDITED)



                                                                 VALUE
Investment in the Money Market Master Series of
 the Institutional Liquidity Trust (a master
 portfolio in a "master-feeder" structure)                $192,268,282

   Total Investments (100%)                               $192,268,282



                                 PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2007 (UNAUDITED)

                                                                 VALUE
Investment in the Prime Master Series of
 the Institutional Liquidity Trust (a master
 portfolio in a "master-feeder" structure)              $4,955,155,885

   Total Investments (100%)                             $4,955,155,885



                              GOVERNMENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2007 (UNAUDITED)

                                                                 VALUE
Investment in the Government Master Series of
 the Institutional Liquidity Trust (a master
 portfolio in a "master-feeder" structure)                $322,317,862

   Total Investments (100%)                               $322,317,862

                               TREASURY PORTFOLIO
                             SCHEDULE OF INVESTMENTS


                            JUNE 30, 2007 (UNAUDITED)

                                                                 VALUE
Investment in the Treasury Master Series of
 the Institutional Liquidity Trust (a master
 portfolio in a "master-feeder" structure)                $265,174,980

   Total Investments (100%)                               $265,174,980

                                                                                           JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Money Market Master Series
--------------------------------------------------

PRINCIPAL AMOUNT                                                                RATING                     VALUE(tt)
($000's omitted)                                                          Moody's       S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (1.3%)
               30,000  Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08   AGY           AGY               30,000
                                                                                                   -------------
CERTIFICATES OF DEPOSIT (6.0%)
               65,000  Barclays Bank NY, Yankee CD, 5.35% - 5.39%, due
                       1/31/08 - 5/9/08                                   P-1           A-1+              65,000
               45,000  Deutsche Bank AG, Euro CD, 5.31%, due 2/22/08      P-1           A-1+              44,991
               30,000  Natixis, Yankee CD, 5.38% & 5.40%, due 1/9/08 &
                       1/15/08                                            P-1           A-1+              30,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT                                                     139,991

FLOATING RATE CERTIFICATES OF DEPOSIT (3.2%)(u)
               60,000  Calyon NY, Floating Rate Yankee CD, 5.26% -
                       5.33%, due 7/2/07 - 8/10/07                        P-1           A-1+              59,997
               10,000  Credit Suisse First Boston, Floating Rate Yankee
                       CD, 5.44%, due 7/2/07                              P-1           A-1+              10,000
                5,000  Credito Italiano NY, Floating Rate Yankee CD,
                       5.36%, due 9/13/07                                 P-1           A-1                5,000
                                                                                                   -------------
                       TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                        74,997
                                                                                                   -------------
COMMERCIAL PAPER (42.6%)

ASSET BACKED (23.4%)
               20,000  Amsterdam Funding Corp., 5.27%, due 7/18/07        P-1           A-1               19,953
               45,000  Cancara Asset Securitization Ltd., 5.30%, due
                       7/26/07                                            P-1           A-1+              44,841
               50,000  Chariot Funding LLC, 5.26%, due 7/18/07            P-1           A-1               49,883
               30,000  CRC Funding LLC, 5.30%, due 7/23/07                P-1           A-1+              29,907(n)
               40,000  Crown Point Capital Co., 5.10% & 5.23%, due
                       8/21/07 & 2/7/08                                   P-1           A-1               39,470
               10,095  Erasmus Capital Corp., 5.27%, due 7/5/07           P-1           A-1+              10,090
               50,000  Grampian Funding LLC, 5.17% & 5.21%, due 7/24/07
                       & 9/10/07                                          P-1           A-1+              49,772
               25,000  Lexington Parker Capital Corp., 5.08%, due
                       2/8/08                                             P-1           A-1               24,220
               35,008  Mont Blanc Capital Corp., 5.28%, due 7/20/07       P-1           A-1+              34,916
               60,501  Park Avenue Receivables Co. LLC, 5.26%, due
                       7/20/07                                            P-1           A-1               60,342
               20,354  Scaldis Capital LLC, 5.19% & 5.22%, due 7/20/07
                       & 8/10/07                                          P-1           A-1+              20,271
               45,941  Sheffield Receivables Corp., 5.32%, due 7/26/07    P-1           A-1+              45,779(n)
               15,000  Sigma Finance, Inc., 5.19%, due 8/16/07            P-1           A-1+              14,903
               25,000  Tango Finance Corp., 5.26%, due 9/18/07            P-1           A-1+              24,715
               28,500  Tempo Finance Ltd., 5.26% & 5.27%, due 7/11/07 &
                       8/8/07                                             P-1           A-1+              28,393
               43,708  Thunder Bay Funding, Inc., 5.25% & 5.27%, due
                       7/11/07 & 8/24/07                                  P-1           A-1               43,522
                                                                                                   -------------
                                                                                                         540,977
                                                                                                   -------------
BANKING (16.7%)
               30,000  Ajax Bambino Funding, Inc., 5.27%, due 7/20/07     P-1           A-1+              29,921
               25,000  Bank of Ireland, 5.18%, due 11/26/07               P-1           A-1               24,472
               55,000  Danske Corp., 5.09% & 5.14%, due 10/26/07 &
                       10/29/07                                           P-1           A-1+              54,085
               50,000  DZ Bank AG, 5.26%, due 8/9/07                      P-1           A-1               49,722
               40,000  Nationwide Building Society, 5.17%, due 10/11/07   P-1           A-1               39,420
               21,000  Northern Rock PLC, 5.24%, due 8/13/07              P-1           A-1               20,872
               45,000  Picaros Funding PLC, 5.15% & 5.21%, due 7/10/07
                       & 12/17/07                                         P-1           A-1+              44,254
               45,000  Societe Generale NA, 5.15% & 5.16%, due 8/13/07
                       & 9/12/07                                          P-1           A-1+              44,622

See Notes to Schedule of Investments

                                                                                           JUNE 30, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                RATING                     VALUE(tt)
($000's omitted)                                                          Moody's       S&P      ($000's omitted)
               25,000  UBS Finance, Inc., 5.19%, due 8/15/07              P-1           A-1+              24,841
               55,000  Westpac Banking Corp., 5.17% & 5.18%, due 8/8/07
                       & 11/14/07                                         P-1           A-1+              54,355
                                                                                                   -------------
                                                                                                         386,564
                                                                                                   -------------
FINANCIAL SERVICES (0.4%)
               10,000  Morgan Stanley, 5.19%, due 7/23/07                 P-1           A-1                9,970
                                                                                                   -------------
HEAVY MACHINERY (2.1%)
               50,000  Caterpillar, Inc., 5.25%, due 8/15/07              P-1           A-1               49,679
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER                                                            987,190
                                                                                                   -------------
TIME DEPOSITS (2.1%)
               49,000  Regions Bank, Grand Cayman, 5.31%, due 7/2/07      P-1           A-1               49,000
                                                                                                   -------------
CORPORATE DEBT SECURITIES (3.9%)

ASSET BACKED (2.8%)
               65,000  Cullinan Finance Corp., Medium-Term Notes, 5.34%
                       - 5.41%, due 11/28/07 - 4/10/08                    P-1           A-1+              64,999(n)
                                                                                                   -------------
BANKING (0.6%)
               15,000  Citigroup, Inc., Notes, 3.50%, due 2/1/08          P-1           A-1+              14,839
                                                                                                   -------------
FINANCIAL SERVICES (0.5%)
               11,020  CIT Group, Inc., Senior Notes, 5.75%, due
                       9/25/07                                            P-1           A-1               11,029
                                                                                                   -------------
                       TOTAL CORPORATE DEBT SECURITIES                                                    90,867
                                                                                                   -------------
FLOATING RATE CORPORATE DEBT SECURITIES (34.5%)(u)

ASSET BACKED (6.7%)
               35,000  K2 (USA) LLC, Guaranteed Floating Rate
                       Medium-Term Notes, 5.32% & 5.33%, due 7/2/07 &
                       9/10/07                                            P-1           A-1+              34,997(n)
               60,000  Parkland (USA) LLC, Floating Rate Medium-Term
                       Notes, 5.33% - 5.34%, due 7/2/07 - 8/1/07          P-1           A-1+              59,995(n)
               35,000  Tango Finance Corp., Floating Rate Medium-Term
                       Notes, 5.31% & 5.33%, due 7/2/07                   P-1           A-1+              34,999(n)
               25,000  Whistlejacket Capital LLC, Floating Rate
                       Medium-Term Notes, 5.32%, due 7/2/07               P-1           A-1+              24,999(n)
                                                                                                   -------------
                                                                                                         154,990
                                                                                                   -------------
BANKING (20.6%)
               25,000  Allied Irish Banks PLC, Floating Rate
                       Medium-Term Notes, 5.30%, due 7/19/07              P-1           A-1               25,000(n)
               20,000  Banco Espanol, Senior Unsubordinated Floating
                       Rate Notes, 5.33%, due 7/18/07                     P-1           A-1+              20,000(n)
               25,000  Bank of Ireland, Unsecured Floating Rate
                       Medium-Term Notes, 5.30%, due 7/19/07              P-1           A-1+              25,000(n)
               40,000  Fortis Bank NY, Floating Rate Notes, 5.34%, due
                       10/19/07                                           P-1           A-1+              40,000(n)
               15,000  HBOS Treasury Services PLC, Guaranteed Floating
                       Rate Medium-Term Bank Notes, 5.29%, due 7/9/07     P-1           A-1+              15,000(n)
               10,000  HSBC Finance Corp., Floating Rate Medium-Term
                       Notes, 5.39%, due 7/5/07                           P-1           A-1+              10,002
               15,000  HSBC Finance Corp., Floating Rate Notes, 5.37%,
                       due 7/24/07                                        P-1           A-1+              15,000
               55,000  JP Morgan Master Note, 5.46%, due 7/2/07           P-1           A-1+              55,000
               45,000  La Caixa, Unsubordinated Floating Rate Notes,
                       5.37%, due 7/3/07                                  P-1           A-1               45,000(n)
               10,900  LP Pinewood SPV, Floating Rate Notes, 5.32%, due
                       7/5/07                                             P-1                             10,900
               20,000  MBNA Europe Funding PLC, Guaranteed Floating
                       Rate Bank Notes, 5.46%, due 9/7/07                 P-1           A-1+              20,004(n)
               20,425  Nationwide Building Society, Floating Rate
                       Notes, 5.48%, due 7/20/07                          P-1           A-1               20,426(n)

See Notes to Schedule of Investments

                                                                                           JUNE 30, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                RATING                     VALUE(tt)
($000's omitted)                                                          Moody's       S&P      ($000's omitted)
               50,000  Royal Bank of Canada, Floating Rate Medium-Term
                       Notes, 5.31%, due 7/2/07                           P-1           A-1+              50,000(n)
               10,880  Schreiber Capital Co., Floating Rate Bonds,
                       5.32%, due 7/5/07                                  P-1                             10,880
               24,000  Unicredito Italiano PLC, Guaranteed Floating
                       Rate Medium-Term Notes, 5.34%, due 7/9/07          P-1           A-1               24,000(n)
               15,000  Unicredito Italiano PLC, Guaranteed Floating
                       Rate Notes, 5.34%, due 7/16/07                     P-1           A-1               15,000(n)
               30,000  Wachovia Corp., Senior Floating Rate Notes,
                       5.44%, due 7/20/07                                 P-1           A-1+              30,002
               45,000  Wells Fargo & Co., Floating Rate Notes, 5.33%,
                       due 7/16/07                                        P-1           A-1+              45,000(n)
                                                                                                   -------------
                                                                                                         476,214
                                                                                                   -------------
FINANCIAL SERVICES (7.2%)
               45,000  Bear Stearns Master Note, 5.25%, due 7/2/07        P-1           A-1               45,000
                7,000  CIT Group, Inc., Senior Floating Rate
                       Medium-Term Notes, 5.59%, due 9/20/07              P-1           A-1                7,004
               35,000  Merrill Lynch & Co., Senior Unsecured Floating
                       Rate Notes, 5.30%, due 7/18/07                     P-1           A-1+              35,000
               25,000  Merrill Lynch & Co., Floating Rate Medium-Term
                       Notes, Ser. C, 5.48%, due 7/27/07                  P-1           A-1+              25,002
               55,000  Morgan Stanley, Senior Floating Rate Notes,
                       5.36% & 5.41%, due 7/2/07 & 7/3/07                 P-1           A-1               55,000
                                                                                                   -------------
                                                                                                         167,006
                                                                                                   -------------
                       TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                     798,210
                                                                                                   -------------
PROMISSORY NOTES (1.5%)(u)
               35,000  Goldman Sachs Group, 5.37%, due 7/2/07             P-1           A-1+              35,000
                                                                                                   -------------
ASSET-BACKED SECURITIES (1.0%)
               16,966  Capital Auto Receivables Asset Trust, Ser.
                       2007-1, Class A1, 5.32%, due 5/15/08               P-1                             16,966(n)
                3,109  CIT Equipment Collateral, Ser. 2006-VT2, Class
                       A1, 5.34%, due 11/20/07                            P-1           A-1+               3,109
                1,923  USAA Auto Owner Trust, Ser. 2006-4, Class A1,
                       5.34%, due 12/13/07                                P-1           A-1+               1,923
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES                                                      21,998
                                                                                                   -------------
FLOATING RATE ASSET-BACKED SECURITIES (2.2%)(u)
               50,000  Westpac Securitisation Trust, Series 2007-1G,
                       Class A1, 5.32%, due 8/21/07                       P-1           A-1+              50,000(n)
                                                                                                   -------------
REPURCHASE AGREEMENTS (3.2%)
               75,000  Merrill Lynch Repurchase Agreement, 5.35%, due
                       7/2/07, dated 6/29/07, Maturity Value $75,033,437
                       Collateralized by $89,166,499, Fannie Mae, 5.50%
                       & 6.50%, due 1/1/36 & 11/1/36 (Collateral Value
                       $76,500,034)                                                                       75,000
                                                                                                   -------------

                       TOTAL INVESTMENTS (101.5%)                                                      2,352,253

                       Liabilities, less cash, receivables and other assets [(1.5%)]                    (35,301)
                                                                                                   -------------

                       TOTAL NET ASSETS (100.0%)                                                      $2,316,952
                                                                                                   -------------


See Notes to Schedule of Investments

                                                                                                 JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Master Series
-------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                      VALUE(tt)
($000's omitted)                                                                Moody's    S&P         ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.5%)
     60,000  Federal Home Loan Bank, Bonds, 5.38%, due
             4/9/08                                                             AGY        AGY                  60,000
                                                                                                      ----------------
CERTIFICATES OF DEPOSIT (2.2%)
    150,000  Barclays Bank NY, Yankee CD, 5.35% - 5.41%, due
             12/17/07 - 6/2/08                                                  P-1        A-1+                150,000
     83,000  BNP Paribas NY, 5.30%, due 11/5/07                                 P-1        A-1+                 83,000
                                                                                                      ----------------
             TOTAL CERTIFICATES OF DEPOSIT                                                                     233,000
                                                                                                      ----------------
FLOATING RATE CERTIFICATES OF DEPOSIT (2.1%)(u)
     50,000  Barclays Bank NY, Floating Rate Yankee CD, 5.28% & 5.31%,
             due 7/16/07 & 9/5/07                                               P-1        A-1+                 49,996
    130,000  Calyon NY, Floating Rate Yankee CD, 5.26% - 5.33%, due
             7/2/07 - 8/10/07                                                   P-1        A-1+                129,995
     20,000  Credit Suisse First Boston, Floating Rate Yankee CD, 5.44%,
             due 7/2/07                                                         P-1        A-1+                 20,000
     25,000  SunTrust Bank, Floating Rate CD, 5.29%, due 7/19/07                P-1        A-1                  24,999
                                                                                                      ----------------
             TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                       224,990
                                                                                                      ----------------
COMMERCIAL PAPER (60.6%)

ASSET BACKED (44.4%)
     40,000  Amsterdam Funding Corp., 5.23%, due 7/13/07                        P-1        A-1                  39,936
    263,628  Atlantic Asset Securitization Corp., 5.25% - 5.30%, due
               7/16/07 - 7/30/07                                                P-1        A-1                 262,790
     64,000  Beta Finance, Inc., 5.24%, due 8/22/07                             P-1        A-1+                 63,525
     65,000  Cancara Asset Securitization Ltd., 5.22% & 5.30%, due
               7/26/07 & 12/21/07                                               P-1        A-1+                 64,235
     32,000  Cancara Asset Securitization Ltd., 5.27%, due 7/27/07              P-1        A-1+                 31,883(n)
    217,928  Chariot Funding LLC, 5.25% - 5.33%, due 7/19/07 - 8/28/07          P-1        A-1                 216,885
     85,887  Ciesco LLC, 5.27% & 5.37%, due 7/2/07 & 7/23/07                    P-1        A-1+                 85,719
     84,050  CRC Funding LLC, 5.37%, due 7/2/07                                 P-1        A-1+                 84,050
    313,653  Crown Point Capital Co., 5.10% - 5.35%, due 7/5/07 - 2/7/08        P-1        A-1                 310,631
     23,000  Dakota Notes, 5.23%, due 8/7/07                                    P-1        A-1                  22,880
     36,430  Edison Asset Securitization LLC, 5.21%, due 7/6/07                 P-1        A-1+                 36,409
    165,668  Erasmus Capital Corp., 5.15% - 5.35%, due 7/19/07 - 10/11/07       P-1        A-1+                164,363
     39,709  Fairway Finance, 5.20% & 5.30%, due 7/5/07 & 8/1/07                P-1        A-1                  39,647(n)
    113,780  Galleon Capital LLC, 5.27%, due 7/17/07                            P-1        A-1                 113,530(n)
    210,000  Grampian Funding LLC, 5.17% - 5.34%, due 7/13/07 - 12/19/07        P-1        A-1+                206,201
     26,344  Ivory Funding Corp., 5.23%, due 7/24/07                            P-1        A-1                  26,260
    258,007  Jupiter Securitization Corp., 5.15% - 5.29%, due 7/23/07 -
             9/17/07                                                            P-1        A-1                 255,962
     40,358  Jupiter Securitization Corp., 5.30%, due 7/24/07                   P-1        A-1                  40,227(n)
    150,000  Landale Funding LLC, 5.26%, due 9/10/07                            P-1        A-1+                148,466
    141,383  Lexington Parker Capital Corp., 5.08% & 5.23%, due 8/17/07 &
             2/8/08                                                             P-1        A-1                 139,458
    148,145  Mont Blanc Capital Corp., 5.23% & 5.28%, due 7/19/07 &
             7/20/07                                                            P-1        A-1+                147,758
     92,679  North Sea Funding BV LLC, 5.16% - 5.27%, due 7/25/07 -
             10/2/07                                                            P-1        A-1+                 92,090
    110,876  Old Line Funding LLC, 5.26% & 5.29%, due 7/27/07 & 8/9/07          P-1        A-1+                110,424

See Notes to Schedule of Investments

                                                                                             JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                      VALUE(tt)
($000's omitted)                                                                Moody's    S&P         ($000's omitted)
    156,934  Park Avenue Receivables Co. LLC, 5.25% - 5.37%, due 7/2/07 -
             7/30/07                                                            P-1        A-1                 156,486
    101,840  Park Avenue Receivables Co. LLC, 5.26%, due 7/26/07                P-1        A-1                 101,483(n)
    231,174  Park Granada LLC, 5.16% - 5.40%, due 7/2/07 - 9/25/07              P-1        A-1+                229,845
    317,552  Regency Markets No. 1 LLC, 5.24% - 5.39%, due 7/6/07 -
             8/15/07                                                            P-1        A-1                 316,683
    100,444  Scaldis Capital LLC, 5.24%, due 7/2/07                             P-1        A-1+                100,444
     48,000  Scaldis Capital LLC, 5.32%, due 7/12/07                            P-1        A-1+                 47,929(n)
    201,333  Sheffield Receivables Corp., 5.25% - 5.29%, due 7/20/07 -
             9/21/07                                                            P-1        A-1+                200,428
    125,000  Sheffield Receivables Corp., 5.30%, due 7/26/07                    P-1        A-1+                124,558(n)
     50,000  Sigma Finance, Inc., 5.21%, due 8/16/07                            P-1        A-1+                 49,674
    139,666  Simba Funding Corp., 5.23% - 5.26%, due 7/17/07 - 9/24/07          P-1        A-1+                138,770
    117,800  Solitaire Funding LLC, 5.27%, due 7/9/07                           P-1        A-1+                117,679
     50,850  Tango Finance Corp., 5.26%, due 9/18/07                            P-1        A-1+                 50,270
      7,500  Tempo Finance Ltd., 5.26%, due 9/4/07                              P-1        A-1+                  7,430
     44,185  Thames Asset Securitization LLC, 5.23% & 5.30%, due 7/23/07
             & 8/28/07                                                          P-1        A-1                  43,922
    312,470  Thunder Bay Funding, Inc., 5.25% - 5.31%, due 7/16/07 -
             9/24/07                                                            P-1        A-1                 311,297
     84,337  Yorktown Capital, 5.26% - 5.28%, due 7/2/07 - 7/31/07              P-1        A-1+                 84,158
                                                                                                      ----------------
                                                                                                             4,784,385
                                                                                                      ----------------
BANKING (14.7%)
    100,000  Abbey National LLC, 5.20%, due 8/27/07                             P-1        A-1+                 99,191
    195,000  Ajax Bambino Funding, Inc., 5.26% - 5.29%, due 7/9/07 -
             9/20/07                                                            P-1        A-1+                193,656
     28,005  Bank of America NA, 5.09%, due 10/12/07                            P-1        A-1+                 27,601
     95,000  Barclays U.S. Funding Corp., 5.20% - 5.24%, due 7/16/07 -
             8/13/07                                                            P-1        A-1+                 94,657
    100,000  Calyon NY, 5.21%, due 7/9/07                                       P-1        A-1+                 99,899
    175,000  Danske Corp., 5.09% & 5.17%, due 8/23/07 & 10/29/07                P-1        A-1+                173,226
     97,000  HSBC Bank USA, 5.20%, due 8/6/07                                   P-1        A-1+                 96,510
     79,455  Kittyhawk Funding, 5.23% & 5.26%, due 7/19/07 & 9/20/07            P-1        A-1+                 78,798
    157,500  Picaros Funding PLC, 5.15% - 5.26%, due 7/10/07 - 12/17/07         P-1        A-1+                155,954
     50,000  Rabobank U.S. Financial Corp., 5.12%, due 9/28/07                  P-1        A-1+                 49,375
    185,000  Societe Generale NA, 5.08% - 5.20%, due 8/8/07 - 11/9/07           P-1        A-1+                182,515
    155,872  UBS Finance, Inc., 5.18% - 5.24%, due 7/11/07 - 10/23/07           P-1        A-1+                155,200
    116,269  Variable Funding Capital Corp., 5.30% & 5.42%, due 7/2/07 &
             7/5/07                                                             P-1        A-1+                116,242
     60,053  Variable Funding Capital Corp., 5.32%, due 7/19/07                 P-1        A-1                  59,902
                                                                                                      ----------------
                                                                                                             1,582,726
                                                                                                      ----------------
FINANCIAL SERVICES (1.5%)
    160,000  Valcour Bay Capital, 5.28% - 5.33%, due 7/18/07 - 9/13/07          P-1        A-1                 158,495
                                                                                                      ----------------
             TOTAL COMMERCIAL PAPER                                                                          6,525,606
                                                                                                      ----------------
FLOATING RATE COMMERCIAL PAPER (1.8%)(u)

ASSET BACKED (0.7%)
     75,000  Lexington Parker Capital Corp., 5.31%, due 9/15/07                 P-1        A-1                  74,998
                                                                                                      ----------------

See Notes to Schedule of Investments

                                                                                                 JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                      VALUE(tt)
($000's omitted)                                                                Moody's    S&P         ($000's omitted)
FINANCIAL SERVICES (1.1%)
    120,000  Morgan Stanley, 5.31% - 5.32%, due 7/2/07 - 7/15/07                P-1        A-1                 120,000
                                                                                                      ----------------
             TOTAL FLOATING RATE COMMERCIAL PAPER                                                              194,998
                                                                                                      ----------------
TIME DEPOSITS (7.4%)
    100,000  M & I Bank, Grand Cayman, 5.31%, due 7/2/07                        P-1        A-1                 100,000
    200,000  M & T Trust, Grand Cayman, 5.34%, due 7/2/07                       P-1        A-1                 200,000
    276,000  Regions Bank, Grand Cayman, 5.31%, due 7/2/07                      P-1        A-1                 276,000
    217,000  Wells Fargo & Co., Grand Cayman, 5.28%, due 7/2/07                 P-1        A-1                 217,000
                                                                                                      ----------------
             TOTAL TIME DEPOSITS                                                                               793,000
                                                                                                      ----------------
CORPORATE DEBT SECURITIES (1.1%)

ASSET BACKED (1.0%)
    105,000  Cullinan Finance Corp., Medium-Term Notes, 5.34% - 5.41%,
             due 11/28/07 - 5/27/08                                             P-1        A-1+                104,999(n)
                                                                                                      ----------------
BANKING (0.1%)
     16,320  Citigroup, Inc., Notes, 3.50%, due 2/1/08                          P-1        A-1+                 16,145
                                                                                                      ----------------
             TOTAL CORPORATE DEBT SECURITIES                                                                   121,144
                                                                                                      ----------------
FLOATING RATE CORPORATE DEBT SECURITIES (20.7%)(u)

ASSET BACKED (12.6%)
     77,000  Beta Finance, Inc., Guaranteed Floating Rate Medium-Term
             Notes, 5.31% & 5.37%, due 7/2/07                                   P-1        A-1+                 77,005(n)
      5,000  Cullinan Finance Corp., Floating Rate Notes, 5.30%, due
             7/25/07                                                            P-1        A-1+                  4,999(n)
    155,000  Cullinan Finance Corp., Floating Rate Medium-Term Notes,
             5.32%, due 7/2/07 & 8/15/07                                        P-1        A-1+                154,988(n)
     75,000  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.31%
             & 5.34%, due 7/2/07 & 7/6/07                                       P-1        A-1+                 75,002(n)
    182,300  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
             5.30% - 5.34%, due 7/2/07 - 9/24/07                                P-1        A-1+                182,296(n)
    100,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
             5.34%, due 9/17/07                                                 P-1        A-1                 100,005(n)
    210,000  Links Finance LLC, Floating Rate Medium-Term Notes, 5.29% -
             5.32%, due 7/2/07 - 9/3/07                                         P-1        A-1+                209,978(n)
    272,500  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.30% -
             5.34%, due 7/2/07 - 9/28/07                                        P-1        A-1+                272,478(n)
    130,000  Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term
             Notes, 5.32% & 5.34%, due 7/2/07                                   P-1        A-1+                130,001(n)
     20,000  Sigma Finance, Inc., Floating Rate Medium-Term Notes, 5.35%,
             due 7/25/07                                                        P-1        A-1+                 20,001(n)
     40,000  Tango Finance Corp., Floating Rate Medium-Term Notes, 5.32%
             & 5.33%, due 7/2/07                                                P-1        A-1+                 39,998(n)
     90,000  Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
             5.28% - 5.32%, due 7/16/07 - 9/5/07                                P-1        A -1+                89,986(n)
                                                                                                      ----------------
                                                                                                             1,356,737
                                                                                                      ----------------
BANKING (5.3%)
    170,000  Bank of America NA, Floating Rate Bank Notes, 5.32%, due
             7/2/07                                                             P-1        A-1+                170,000
     50,000  HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.39%,
             due 7/5/07                                                         P-1        A-1+                 50,009
    100,000  National City Bank, Floating Rate Bank Notes, 5.34%, due
             7/25/07                                                            P-1        A-1                 100,008
     44,000  National City Bank, Floating Rate Bank Medium-Term Notes,
             5.41%, due 8/6/07                                                  P-1        A-1                  44,031

See Notes to Schedule of Investments

                                                                                                 JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------

PRINCIPAL AMOUNT                                                                     RATING                      VALUE(tt)
($000's omitted)                                                                Moody's    S&P         ($000's omitted)
     40,000  Royal Bank of Canada, Floating Rate Medium-Term Notes,
             5.31%, due 7/2/07                                                  P-1        A-1+                 40,000(n)
     66,100  Wachovia Corp., Senior Floating Rate Notes, 5.44%, due
             7/20/07                                                            P-1        A-1+                 66,104
     28,000  Wells Fargo & Co., Floating Rate Notes, 5.33%, due 7/16/07         P-1        A-1+                 28,000(n)
     70,000  Wells Fargo & Co., Floating Rate Medium-Term Notes, 5.28%,
             due 7/18/07                                                        P-1        A-1+                 69,996
                                                                                                      ----------------
                                                                                                              568,148
                                                                                                      ----------------
FINANCIAL SERVICES (2.8%)
     75,000  American Express Bank FSB, Floating Rate Bank Notes, 5.29%,
             due 7/12/07                                                        P-1        A-1                  74,999
     25,000  Bear Stearns Co., Inc., Floating Rate Medium-Term Notes,
             Ser. B, 5.31%, due 7/16/07                                         P-1        A-1                  25,001
     70,000  Bear Stearns Master Note, 5.00%, due 7/2/07                        P-1        A-1                  70,000
     15,000  Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser.
             C, 5.59%, due 7/2/07                                               P-1        A-1+                 15,022
     75,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Notes,
             5.30%, due 7/18/07                                                 P-1        A-1+                 75,000
     28,000  Merrill Lynch & Co., Senior Unsecured Floating Rate
             Medium-Term Notes, Ser. C, 5.33%, due 7/27/07                      P-1        A-1+                 28,000
     15,000  Morgan Stanley, Senior Floating Rate Notes, 5.36%, due
             7/3/07                                                             P-1        A-1                  15,009
                                                                                                      ----------------
                                                                                                               303,031
                                                                                                      ----------------
             TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                   2,227,916
                                                                                                      ----------------
PROMISSORY NOTES (0.8%)(u)
     85,000  Goldman Sachs Group, 5.35% - 5.37%, due 7/2/07                     P-1        A-1+                 85,000
                                                                                                      ----------------
ASSET-BACKED SECURITIES (0.2%)
     18,851  Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1,
             5.32%, due 5/15/08                                                 P-1                             18,851(n)
      4,974  CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%,
             due 11/20/07                                                       P-1        A-1+                  4,974
      3,205  USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due
             12/13/07                                                           P-1        A-1+                  3,205
                                                                                                      ----------------
             TOTAL ASSET-BACKED SECURITIES                                                                      27,030
                                                                                                      ----------------
REPURCHASE AGREEMENTS (2.4%)
     34,100  Bank of America Repurchase Agreement, 5.32%, due
             7/2/07, dated 6/29/07, Maturity Value $34,115,118,
             Collateralized by $103,407,709, Fannie Mae, 6.00%,
             due 3/1/34 (Collateral Value $34,782,000)                                                          34,100
    150,000  Goldman Sachs Repurchase Agreement, 5.27%, due 7/2/07, dated
             6/29/07, Maturity Value $150,065,875, Collateralized by
             $204,877,260, various Corporate Debt Notes, 0.00%-10.00%, due
             6/15/08 - 1/1/49 (Collateral Value $157,062,750)                                                  150,000
     74,000  Merrill Lynch Repurchase Agreement, 5.35%, due 7/2/07, dated
             6/29/07, Maturity Value $74,032,992, Collateralized by
             $74,000,000, Fannie Mae, 5.50% & 6.50%, due 1/1/36 & 11/1/36
             (Collateral Value $75,481,708)                                                                     74,000
                                                                                                      ----------------
             TOTAL REPURCHASE AGREEMENTS                                                                       258,100
                                                                                                      ----------------

             TOTAL INVESTMENTS (99.8%)                                                                      10,750,784
                                                                                                      ----------------

             Cash, receivables and other assets, less liabilities (0.2%)                                        21,290
                                                                                                      ----------------

             TOTAL NET ASSETS (100.0%)                                                                     $10,772,074
                                                                                                      ----------------

See Notes to Schedule of Investments

                                                                                   JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Government Master Series
------------------------------------------------




PRINCIPAL AMOUNT                                                      RATING                       VALUE(tt)
($000's omitted)                                                   Moody's  S&P          ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (66.2%)
          56  Fannie Mae, Bonds, 3.25%, due 1/15/08                AGY      AGY                 55
      22,155  Fannie Mae, Disc. Notes, 5.02% - 5.14%, due
              7/2/07 - 5/30/08                                     AGY      AGY             21,788
       3,910  Fannie Mae, Notes, 4.25% - 6.63%, due 8/10/07 -
              12/3/07                                              AGY      AGY              3,907
         150  Federal Farm Credit Bank, Bonds, 3.00%, due
              12/17/07                                             AGY      AGY                148
       2,506  Federal Farm Credit Bank, Disc. Notes, 5.05% -
              5.11%, due 7/10/07 - 2/1/08                          AGY      AGY              2,490
      66,160  Federal Farm Credit Bank, Floating Rate Bonds,
              5.17% - 5.26%, due 7/18/07 - 8/28/07                 AGY      AGY             66,156(u)
      34,915  Federal Home Loan Bank, Bonds, 2.75% - 6.75%,
              due 7/2/07 - 5/15/08                                 AGY      AGY             34,807
         265  Federal Home Loan Bank, Disc. Notes, 5.12%, due
              7/25/07                                              AGY      AGY                264
      70,500  Federal Home Loan Bank, Floating Rate Bonds,
              5.02% - 5.21%, due 7/5/07 - 9/22/07                  AGY      AGY             70,484(u)
         250  Federal Home Loan Bank, Notes, 3.38%, due
              9/14/07                                              AGY      AGY                249
     110,196  Freddie Mac, Disc. Notes, 5.02% - 5.25%, due
              7/2/07 - 4/30/08                                     AGY      AGY            109,117
      29,900  Freddie Mac, Floating Rate Notes, 5.17% - 5.22%,
              due 7/6/07 - 7/27/07                                 AGY      AGY             29,895(u)
      28,925  Freddie Mac, Notes, 2.85% - 5.40%, due 8/17/07 -
              7/21/08                                              AGY      AGY             28,880
                                                                                         ---------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                      368,240
                                                                                         ---------
REPURCHASE AGREEMENTS (33.4%)
      85,000  Bank of America Repurchase Agreement, 5.32%,
              due 7/2/07, dated 6/29/07, Maturity Value
              $85,037,683, Collateralized by $112,076,787,
              Freddie Mac, 5.00%, due 6/1/35 (Collateral Value
              $86,700,000)                                                                  85,000
      25,000  Goldman Sachs Repurchase Agreement, 5.27%, due
              9/10/07, dated 6/11/07, Maturity Value $25,333,035,
              Collateralized by $248,504,848, Fannie Mae, 0.00%-
              6.50%, due 1/25/23-7/1/36 and $346,366,111,
              Freddie Mac, 0.00%-7.50%, due 2/15/25-3/15/37
              (Collateral Value $25,500,000)                                                25,000
      25,000  Merrill Lynch Repurchase Agreement, 5.27%, due
              7/5/07, dated 6/21/07, Maturity Value $25,051,236,
              Collateralized by $31,420,000, Fannie Mae, 5.50%,
              due 1/1/36 (Collateral Value $25,502,947)                                     25,000
      51,000  Merrill Lynch Repurchase Agreement, 5.35%, due
              7/2/07, dated 6/29/07, Maturity Value $51,022,738,
              Collateralized by $54,090,000, Fannie Mae, 5.50%,
              due 1/1/36 (Collateral Value $52,020,492)                                     51,000
                                                                                         ---------
              TOTAL REPURCHASE AGREEMENTS                                                  186,000
                                                                                         ---------
              TOTAL INVESTMENTS (99.6%)                                                    554,240

              Cash, receivables and other assets, less liabilities (0.4%)                    2,012
                                                                                         ---------
              TOTAL NET ASSETS (100.0%)                                                   $556,252
                                                                                         ---------



See Notes to Schedule of Investments


                                                                                           JUNE 30, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Treasury Master Series
----------------------------------------------




PRINCIPAL AMOUNT                                                                RATING                    VALUE(tt)
($000's omitted)                                                         Moody's         S&P    ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (13.1%)
         10,000    U.S. Treasury Notes, 3.00%, due 2/15/08               TSY             TSY             9,874
         25,000    U.S. Treasury Notes, 4.63%, due 3/31/08               TSY             TSY            24,926
                   TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                   THE U.S. GOVERNMENT                                                                  34,800

REPURCHASE AGREEMENTS (69.8%)
         60,000    Bank of America Repurchase Agreement, 4.25%,
                   due 7/2/07, dated 6/29/07, Maturity Value
                   $60,021,250, Collateralized by $55,133,000 U.S.
                   Treasury Notes, 4.00%-7.25%, due 2/15/14-8/15/25
                   (Collateral Value $61,200,582)                                                       60,000
         60,000    Goldman Sachs Repurchase Agreement, 4.25%, due
                   7/2/07, dated 6/29/07, Maturity Value
                   $60,021,250, Collateralized by $60,067,000, U.S.
                   Treasury Note, 4.38%, due 12/31/07 (Collateral
                   Value $61,200,113)                                                                   60,000
         65,000    Merrill Lynch Repurchase Agreement, 4.00%, due
                   7/2/07, dated 6/29/07, Maturity Value
                   $65,021,667, Collateralized by $55,505,000,
                   U.S. Treasury Notes, 7.63%-10.38%, due
                   11/15/12-2/15/25 (Collateral Value $66,300,580)                                      65,000
                   TOTAL REPURCHASE AGREEMENTS                                                         185,000

                   TOTAL INVESTMENTS (82.9%)                                                           219,800

                   Cash, receivables and other assets, less liabilities (17.1%)                         45,376

                   TOTAL NET ASSETS (100.0%)                                                          $265,176


See Notes to Schedule of Investments

                                                       JUNE 30, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------

(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At June 30, 2007, these securities amounted to approximately $707,070,000 or 30.5% of net assets for Money Market Master Series and approximately $2,047,844,000 or 19.0% of net assets for Prime Master Series.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2007.













For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent annual financial statements.

GOVERNMENT RESERVES PORTFOLIO, TREASURY RESERVES PORTFOLIO, TAX-EXEMPT PORTFOLIO AND MUNICIPAL PORTFOLIO

The funds were not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Funds


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 14, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date:  August 14, 2007


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  August 14, 2007